Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period		$ 2,865	$ 3,323	$ 4,139
Settlements		(772)	(643)	(822)
Disposals		121
Revaluations		82	14	(272)
Reclassification to other payables			(55)
Discount unwind		168	226	278
Contingent liabilities recognised in business combination at end of period		$ 2,222	2,865	3,323
Covis Pharma GmbH [Member] | Tudorza and Duaklir
Reconciliation of changes in contingent liabilities in business combination
Disposals	$ 121
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration		3.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration		9.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period		$ 2,544	2,932
Contingent liabilities recognised in business combination at end of period		2,124	2,544	2,932
Increase (decrease) in contingent consideration through revaluation		182	$ 42	$ (51)
Increase/decrease in contingent consideration balance with change in current estimates		$ 212
The increase/decrease in sales estimates		10.00%
Discount rate - contingent consideration		8.00%